PREPAYMENTS AND OTHER ASSETS - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current portion:
Prepayments to suppliers	¥ 194,796	$ 28,243	¥ 162,528
Contract costs	133,084	19,295	145,628
Contract assets, net	488,226	70,786	550,068
VAT prepayments	678,847	98,424	619,391
Interest receivable	21,955	3,183	21,463
Individual income tax receivable	3,742	543	48,949
Others	91,372	13,247	138,994
Total	1,612,022	233,721	1,687,021
Non-current portion:
Prepayments for electronic equipment	19,211	2,785	25,388
Others	2,052	298	3,678
Total	¥ 21,263	$ 3,083	¥ 29,066